Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (with sales charge)
Average Annual Return, Percent		13.58%	4.19%	4.99%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (with sales charge)
Average Annual Return, Percent		18.50%	4.63%	4.97%
Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R
Average Annual Return, Percent		20.12%	5.16%	5.34%
Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
Average Annual Return, Percent		20.86%	5.82%	6.01%
Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Y
Average Annual Return, Percent		20.79%	5.69%	5.87%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A
Average Annual Return, Percent		20.51%	5.43%	5.61%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C
Average Annual Return, Percent		19.50%	4.63%	4.97%
MSCI ACWI ex USA Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA Index-NR
Average Annual Return, Percent		24.33%	5.78%	4.79%
MSCI ACWI ex USA Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA Index-NR
Average Annual Return, Percent		24.33%	5.78%	4.79%
MSCI ACWI ex USA Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA Index-NR
Average Annual Return, Percent		24.33%	5.78%	4.79%
MSCI ACWI ex USA Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA Index-NR
Average Annual Return, Percent		24.33%	5.78%	4.79%
MSCI ACWI ex USA Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA Index-NR
Average Annual Return, Percent		24.33%	5.78%	4.79%
Putnam Focused International Equity Linked Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Putnam Focused International Equity Linked Benchmark
Average Annual Return, Percent	[1]	24.33%	7.18%	7.38%
Putnam Focused International Equity Linked Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Putnam Focused International Equity Linked Benchmark
Average Annual Return, Percent	[2]	24.33%	7.18%	7.38%
Putnam Focused International Equity Linked Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Putnam Focused International Equity Linked Benchmark
Average Annual Return, Percent	[3]	24.33%	7.18%	7.38%
Putnam Focused International Equity Linked Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Putnam Focused International Equity Linked Benchmark
Average Annual Return, Percent	[4]	24.33%	7.18%	7.38%
Putnam Focused International Equity Linked Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Putnam Focused International Equity Linked Benchmark
Average Annual Return, Percent	[5]	24.33%	7.18%	7.38%

[1]
1	The Putnam Focused International Equity Linked Benchmark represents the performance of the MSCI World Index-NR through March 31, 2021, and the performance of the MSCI ACWI ex USA Index-NR thereafter.

[2]
1	The Putnam Focused International Equity Linked Benchmark represents the performance of the MSCI World Index-NR through March 31, 2021, and the performance of the MSCI ACWI ex USA Index-NR thereafter.

[3]
1	The Putnam Focused International Equity Linked Benchmark represents the performance of the MSCI World Index-NR through March 31, 2021, and the performance of the MSCI ACWI ex USA Index-NR thereafter.

[4]
1	The Putnam Focused International Equity Linked Benchmark represents the performance of the MSCI World Index-NR through March 31, 2021, and the performance of the MSCI ACWI ex USA Index-NR thereafter.

[5]
1	The Putnam Focused International Equity Linked Benchmark represents the performance of the MSCI World Index-NR through March 31, 2021, and the performance of the MSCI ACWI ex USA Index-NR thereafter.